Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 67,147	$ 63,290	$ 54,381
Less: Accumulated depreciation and amortization	(30,229)	(27,426)	(20,172)
Property and equipment, net	36,918	35,864	34,209
Equipment, servers and computers
Property, Plant and Equipment [Line Items]
Property and equipment, gross	34,311	32,081	23,790
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,537	7,393	6,760
Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,540	2,475	3,143
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 22,759	$ 21,341	$ 20,688